Overview of consolidated entities (Tables)	12 Months Ended
Dec. 31, 2024
Overview of consolidated entities
Schedule of overview of consolidated entities

	Country of
Name	incorporation	% equity interest*
		2024	2023	2022
Materialise NV	Belgium	100%	100%	100%
FEops NV	Belgium	100%	0%	0%
Materialise SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise s.r.o.	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
MATERIALISE SDN. BHD	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	100%	100%	100%
Meridian Technique Limited	United Kingdom	100%	100%	100%
OrthoView Holdings Limited	United Kingdom	100%	100%	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
Materialise Motion NV	Belgium	100%	100%	100%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria E Comércio Ltda	Brazil	100%	100%	100%
Engimplan Holding Ltda	Brazil	100%	100%	100%
Materialise Limited	South-Korea	100%	100%	100%
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech North America, Inc.	United States	100%	100%	100%
Tianjin Zhenyuan Materialise Medical Technology Ltd	China	51%	51%	51%

Note: OrthoView Holdings Limited dissolution (or strike-off) process ended the 18th of March 2025.

*The overview provides the equity interest held as of 31 December of each respective year.